11. Share Capital: Schedule of Options outstanding (Details) - Company's Stock Options - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	12,000,000	7,500,000	4,500,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	12,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.05
Share-based compensation arrangement by share-based payment award, options, expiry date	Jun. 30, 2021